Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Interest Paid, Total	$ 564,000	$ 342,000